CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (3,970)	$ (6,902)
Adjustments to reconcile net loss to net cash used in operating activities
Bad debt expense	221	19
Depreciation and Amortization	1,223	1,054
Stock-based compensation	95	1,008
Non-employee stock based compensation	0	400
Change in fair value of warrants	(1,677)	(568)
Changes in operating assets and liabilities:
Accounts receivable	(31)	61
Inventory	345	129
Other current assets	519	(681)
Other assets	(247)	28
Accounts payable	775	91
Deferred revenue	(183)	193
Accrued liabilities	1,128	1,125
Total adjustments	2,168	2,859
Net cash used in operating activities	(1,802)	(4,043)
CASH FLOWS FROM INVESTING ACTIVITIES:
Additions to fixed assets	0	(8)
Net cash used in investing activities	0	(8)
CASH FLOWS FROM FINANCING ACTIVITIES:
Net proceeds from issuance of preferred stock and warrants, net	0	3,698
Net proceeds from issuance of common stock and warrants, net	50	720
Proceeds from debt financing, net of discount and debt issuance costs	1,958	377
Payments on notes	(227)	(1,014)
Proceeds from options and warrants exercised	0	143
Net cash provided by financing activities	1,781	3,924
NET CHANGE IN CASH AND CASH EQUIVALENTS	(21)	(127)
CASH AND CASH EQUIVALENTS, beginning of year	35	162
CASH AND CASH EQUIVALENTS, end of year	14	35
SUPPLEMENTAL SCHEDULE OF:
Cash paid for Interest	0	76
NONCASH INVESTING AND FINANCING ACTIVITIES:
Issuance of common stock as debt repayment	258	1,014
Dividends on preferred stock	1,025	1,338
Deemed dividend on December 2014 public offering warrants	0	1,049
Term changes on Series B preferred stock and December 2014 public offering warrant resulting in transfer to equity	0	324
Repayment of deferred compensation via issuance of preferred stock	0	100
Deemed dividend on beneficial conversion features of Series C Preferred stock	0	150
Deemed dividend on price changes for Series B preferred stock warrants	$ 0	$ 64